ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Line Items]
Interest expense payables	$ 49,888	$ 55,856
Operating expense and other accruals and liabilities	15,926	19,250
Staff cost accruals	10,096	9,874
Property and equipment payables	8,834	25,940
Operating lease liabilities	2,002	1,553
Accrued expenses and other current liabilities	$ 91,438	$ 118,117
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Advance Customer Deposits And Ticket Sales [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Advance customer deposits and ticket sales	$ 4,692	$ 5,644